ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Sep. 30, 2018
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule Of Subsidiaries and Variable Interest Entities [Table Text Block]
As of September 30, 2018, the Company’s subsidiaries and variable interest entities included in continuing operations consisted of the following:

	Date of	Place of	Percentage
	Incorporation	Incorporation	of	Principal
Name	or Establishment	or Establishment	Ownership	Activity

Subsidiaries:
State Harvest Holdings Limited(“State Harvest”)	October 6, 2004	British Virgin Islands	100%	Investment Holding

Beijing Origin State Harvest Biotechnology Limited (“BioTech”)	December 1, 2004	People’s Republic of China (“PRC”)	100%	Hybrid seed technology development

Origin Agritech USA LLC (“Origin USA”)	August 12, 2016	United States of America (“USA”)	100%	Hybrid seed technology development

Beijing State Harvest Zhongying Network Technology Limited (“Zhongying Network”)	April 27, 2018	PRC	100%	Selling agricultural seed products, other agricultural inputs, foods, household products, and other consumer products on e-commerce platform

Variable interest entity:
Beijing Origin Seed Limited (note (i)) (“Beijing Origin”)	December 26, 1997	PRC	-	Hybrid crop seed development, production and distribution

Subsidiaries held by Beijing Origin:
Henan Origin Cotton Technology Development Limited (note (i)) (“Henan Cotton”)	March 2, 2001	PRC	92.04%	Hybrid crop seed development, production and distribution

Xinjiang Originbo Seed Company Limited (note (i)) (“Xinjiang Origin”)	July 13, 2011	PRC	51%	Hybrid crop seed development, production and distribution

Henan Aoyu Zhongye Limited (note (i)) (“Aoyu Zhongye”)	July 16, 2018	PRC	51%	Agricultural seed products distribution through e-commune network

Note (i):
Beijing Origin Seed Limited, Henan Origin Cotton Technology Development Limited, Xinjiang Originbo Seed Company Limited, Zhengzhou Branch of Beijing Origin Seed Limited and Aoyu Zhongye are collectively referred to as “Beijing Origin”.

Schedule of Variable Interest Entities [Table Text Block]
The Company has aggregated the financial information of Beijing Origin and its subsidiaries in the table below. The aggregated carrying amount of assets and liabilities of Beijing Origin and its subsidiaries after elimination of intercompany transactions and balances consolidated in the Company’s consolidated balance sheets as of September 30, 2017 and 2018 are as follows:

Risks in relation to the VIE structure

	September 30,
	2017	2018	2018
	RMB	RMB	US$
ASSETS
Current Assets
Cash and cash equivalents	2,848	1,826	265
Due from related party	33,300	129,506	18,826
Accounts receivable	24	-	-
Advances to suppliers	5,293	1,188	173
Inventories	41,914	81,903	11,906
Other current assets	1,306	213	31
Total current assets	84,685	214,636	31,201
Land use rights, net	19,108	16,564	2,408
Plant and equipment, net	177,282	172,760	25,113
Equity investments	18,721	16,347	2,376
Acquired intangible assets, net	8,585	2,024	294
Other assets	4,196	1,202	175
Total assets	312,577	423,533	61,567
LIABILITIES
Current liabilities
Short-term borrowings	15,000	-	-
Current portion of long-term borrowings	35,504	78,235	11,373
Accounts payable	1,451	7,952	1,156
Due to growers	6,535	7,984	1,161
Due to related parties	10,000	291,882	42,430
Advances from customers	1,866	5,959	866
Other payables and accrued expenses	30,454	37,295	5,421
Current liabilities of discontinued operations	22,640	-	-
Total current liabilities	123,450	429,307	62,407
Long-term borrowings	56,769	-	-
Other long-term liability	20,468	21,278	3,093
Total liabilities	200,687	450,585	65,500